ING (Lion logo)
                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                             VARIABLE LIFE ACCOUNT B
                             VARIABLE LIFE ACCOUNT C


                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I


                                SUPPLEMENT DATED
                                DECEMBER 16, 2002

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries for variable insurance products funded by the above separate accounts, each dated May 1, 2002. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective December 16, 2002, the following funds have changed their names and subadvisers as noted in the chart below:

----------------------------------------------------------- --------------------------------------------------
FORMER FUND NAME AND SUBADVISER                             NEW FUND NAME AND SUBADVISER
----------------------------------------------------------- --------------------------------------------------
ING Partners, Inc.-- ING MFS Emerging Equities Portfolio    ING Salomon Brothers Aggressive Growth Portfolio

Subadviser: Massachusetts Financial Services Company        Subadviser: Salomon Brothers Asset Management Inc.
----------------------------------------------------------- --------------------------------------------------
ING Partners, Inc.-- ING Scudder International Growth       ING JPMorgan Fleming International Portfolio
Portfolio

Subadviser: Deutsche Asset Management Investment Services   Subadviser: J.P. Morgan Fleming Asset Management
Limited                                                     (London) Ltd.
----------------------------------------------------------- --------------------------------------------------


Please refer to the Supplement dated November 25, 2002 to the Prospectus of ING Partners, Inc. for additional information about these changes to the funds.

ING (Lion logo)

125427                                                            12/16/2002
X.PROIPI-02
C02-1126-019